Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Income (loss)	$ 3,681	$ (71,487)	$ (65,012)
Marketable securities:
Unrealized gain (loss)	9,179	(8,865)	(2,129)
Derivatives:
Unrealized income (loss)	(2,311)	(7,060)	1,662
Amounts reclassified from accumulated other comprehensive loss	4,481	4,957	(1,160)
Other comprehensive income (loss)	11,349	(10,968)	(1,627)
Comprehensive income (loss)	$ 15,030	$ (82,455)	$ (66,639)